Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, and fair value of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$—	$—	$0.9
States, municipalities and political subdivisions	2.0	0.1	—	2.1
Foreign governments	0.3	0.1	—	0.4
Residential mortgage-backed	1.1	0.1	—	1.2
Commercial mortgage-backed	0.7	—	—	0.7
U.S. corporate	27.0	3.0	—	30.0
Foreign corporate	6.4	0.9	—	7.3
Total fixed maturity securities	$38.4	$4.2	$—	$42.6

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9
States, municipalities and political subdivisions	3.1	0.1	—	3.2
Foreign governments	0.3	0.1	—	0.4
Residential mortgage-backed	2.0	0.1	—	2.1
U.S. corporate	29.8	2.1	—	31.9
Foreign corporate	7.4	0.8	—	8.2
Total fixed maturity securities	$43.4	$3.3	$—	$46.7
The Company's state, municipality and political subdivision holdings are highly diversified across the United States, with no individual state, municipality or political subdivision exposure (including both general obligation and revenue securities) exceeding 3% of the overall investment portfolio as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $0.5 million of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2020 and 2019, revenue bonds account for 76% and 84%, of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily water and specifically pledged tax revenues.
The Company had European investment exposure in its corporate fixed maturity securities of $5.1 million with a net unrealized gain of $0.4 million as of December 31, 2020 and $6.0 million with a net unrealized gain of $0.3 million as of December 31, 2019. The Company's largest European country exposure (the United Kingdom) represented approximately 10% and 11% of the fair value of the Company's corporate fixed maturity securities as of December 31, 2020 and 2019, respectively. The Company's international investments are managed as part of the overall portfolio with the same approach to risk management and focus on diversification.
The Company had exposure to the energy sector in its corporate fixed maturity securities of $3.7 million with a net unrealized gain of $0.3 million as of December 31, 2020 and $3.8 million with a net unrealized gain of $0.3 million as of December 31, 2019. 100% of the energy exposure is rated as investment grade as of December 31, 2020 and 2019.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2020 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Cost or Amortized Cost	Fair Value
Due in one year or less	$8.0	$8.0
Due after one year through five years	17.9	19.2
Due after five years through ten years	8.4	10.1
Due after ten years	2.3	3.4
Total	36.6	40.7
Residential mortgage-backed	1.1	1.2
Commercial mortgage-backed	0.7	0.7
Total	$38.4	$42.6
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Fixed maturity securities	$1.7	$1.9	$2.0
Other	—	0.1	0.1
Total investment income	1.7	2.0	2.1
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	$1.6	$1.9	$2.0
No material investments of the Company were non-income producing for the years ended December 31, 2020, 2019 and 2018.
The following table summarizes the proceeds from sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Proceeds from sales	$0.5	$11.6	$14.7
Gross realized gains	0.1	—	0.1
Gross realized losses	—	—	(0.3)
Net realized gains (losses) from sales of fixed maturity securities	$0.1	$—	$(0.2)
The Company had fixed maturity securities of $0.9 as of December 31, 2020 and 2019, respectively, on deposit with various governmental authorities as required by law.